Ordinary Shares	12 Months Ended
Dec. 31, 2022
Ordinary Shares
Ordinary Shares

14.  Ordinary Shares

On August 28, 2014, the Company was incorporated as an exempted company with limited liability with authorized share capital of US$50 divided into 1,000,000,000 shares with par value US$0.00005 each. On August 28, 2014, the Company issued total 200,000,000 shares of ordinary shares with total cash consideration of US$10 to the Registered Shareholders. The Company issued total 21,980,000 ordinary shares for US$0.0797 per share, with cash proceed of RMB9,720  thousand (equivalent to US$1,577) from two investors and US$175 from the other investor (collectively, the “Angel Investors”), on August 28, 2014 and December 23, 2014, respectively.

The Company amended the numbers of its ordinary shares authorized as 934,711,640, 921,032,370, 827,969,950, 767,500,110 and 692,500,110 upon the issuance of Series A, Series A-1, Series B, Series C and Series D convertible preferred shares in December 2014, November 2016, August 2017, April 2018 and September 2019, respectively.

As of December 31, 2019 and 2020, the Company had in aggregate of 221,980,000 ordinary shares issued and outstanding, at a par value of US$0.00005.

As of December 31, 2019, proceeds of the subscription for ordinary shares of the Company in the amount of US$10 were remained outstanding, and was presented as subscription receivables from ordinary shareholders in equity, a contra-equity balance on the consolidated balance sheets as of December 31, 2019. In 2020, the ordinary shareholders fully paid the US$10 subscription for ordinary shares of the Company, and therefore, as of December 31, 2020, the balance subscription receivables from ordinary shareholders were nil.

In early February 2021, the Company issued total 16,026,282 shares of ordinary shares for US$12.48 per share, with total consideration of approximately US$200 million received from two investors at fair market price, including one holder of its Series D Preferred Shares.

On March 18, 2021, the Company completed its U.S. IPO of 43,590,000 American Depositary Shares (“ADSs”), each representing one Class A ordinary shares of the Company, at the price of US$21.00 per ADS. On April 20, 2021, the Company’s underwriters exercised their over-allotment option to purchase additional 1,486,479 ADSs. The Company received approximately US$904.7 million of proceeds after deducting underwriting discounts commissions and other offering expense from its U.S. IPO and related over-allotment option arrangement.

Immediately prior to the completion of its U.S. IPO, the Company’s authorized share capital was amended as US$50 divided into 1,000,000,000 ordinary shares, among which 600,000,000 authorized ordinary shares were reclassified and re-designated as Class A ordinary shares, 200,000,000 authorized ordinary shares were reclassified and re-designated as Class B ordinary shares, and remaining 200,000,000 authorized ordinary shares were reclassified and re-designated as undesignated shares on a one-for-one basis, of such class or classes (however designated) as the board of directors of the Company may determine in the future.

Immediately prior to the completion of its U.S. IPO, a total of 142,400,000 issued and outstanding ordinary shares were converted into Class B ordinary shares on a one-for-one basis. The remaining issued and outstanding ordinary shares and all the Series A, Series A-1, Series B, Series C and Series D Preferred Shares,which were originally classified as Mezzanine Equity, were converted into Class A ordinary shares, in each case on a one-for-one basis immediately prior to the completion of the U.S. IPO (the “Dual Class Conversion”). In respect of matters requiring the votes of shareholders, each Class A ordinary share is entitled to one vote and each Class B ordinary share is entitled to 15 votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting and conversion rights.

On September 13, 2021 and October 18, 2021, the Company issued 5,000,000 Class A ordinary shares at par to a depository bank reserved solely for the purpose of implementing the Group’s Equity Incentive Plan, respectively. The Group accounted for these shares as issued but not outstanding and presented as treasury stocks in the consolidated balance sheets.

On December 23, 2021, 27,000,000 Class B ordinary Shares were converted to Class A ordinary Shares on one-for-one basis for Wang Xueji’s personal investment planning.On December 28, 2021, 36,000,000 Class B ordinary Shares were converted to Class A ordinary Shares on one-for-one basis for Wang Xueji’s personal investment planning.

On July 4, 2022, Eastern Time (July 5, 2022, Hong Kong Time), the Company completed its Dual Primary Listing in Hong Kong Exchange (“Dual Primary Listing”) of 7,300,000 Class A ordinary shares, at the price of US$2.46 per ordinary share.

On November 1, 2022, the Company amended the numbers of its Class A ordinary shares authorized from 600,000,000 to 800,000,000 at par value of US$0.00005 each.

The Company further amended that in respect of matters requiring the votes of shareholders to one vote for each Class A ordinary share and 10 votes for each Class B ordinary share.

On August 30, 2021, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$200 million of ADSs each representing one Class A ordinary shares during a twelve-month period ended on August 30, 2022. On November 9, 2022, the Company’s board of directors authorized a share repurchase program under which the Company may repurchase up to US$50 million of ADSs each representing one Class A ordinary shares (The above mentioned share repurchase programs are collectively referred as the “Share Repurchase Program”). The share repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. In the year ended December 31, 2022, the Company repurchased total 16,086,682 ADSs representing 16,086,682 of ordinary shares, total 2,726,767 ADSs representing 2,726,767 of ordinary shares and total 26,400 ordinary shares under the Share Repurchase Program at a weighted average price of US$3.44 per ADS, US$1.55 per ADS and US$1.71 per ordinary share, respectively. As of December 31, 2022, the remaining authorized amount under the Share Repurchase Program is US$46 million.

As of December 31, 2022, the Company’s authorized share capital was amended as US$50 divided into 1,000,000,000 ordinary shares, among which 800,000,000 authorized Class A ordinary shares and 200,000,000 authorized Class B ordinary shares.

As of December 31, 2022, the Company had in aggregate of 499,146,560 Class A ordinary shares issued and 473,550,229 shares Class A outstanding, at a par value of US$0.00005. As of December 31, 2022, the Company had in aggregate of 79,400,000 Class B ordinary shares issued and outstanding, at a par value of US$0.00005.

The activities of the Group’s Class A ordinary shares and Class B ordinary shares the year ended December 31, 2022 are summarized as below:

					Total of Class A ordinary
					shares and Class B ordinary
	Class A ordinary shares		Class B ordinary shares		shares
	(US$0.00005 par value)		(US$0.00005 par value)		(US$0.00005 par value)
	Number of		Number of		Number of
	shares issued	Amount	shares issued	Amount	shares issued	Amount
		US$		US$		US$
Balance as of December 31, 2021	491,846,560	25	79,400,000	4	571,246,560	29
Issuance of ordinary shares upon the Dual Primary Listing at par value	7,300,000	—	—	—	7,300,000	—
Balance as of December 31, 2022	499,146,560	25	79,400,000	4	578,546,560	29